Expense Example, No Redemption - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	625
Expense Example, No Redemption, 5 Years	1,113
Expense Example, No Redemption, 10 Years	2,281
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	$ 2,105